DWS Small Cap Growth Fund Investment Strategy - DWS Small Cap Growth Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US smaller capitalization companies. Securities with equity characteristics typically represent an ownership interest in a company, do not have a maturity date, and have variable returns in the form of dividends and/or capital gains.For purposes of this 80% investment limitation, the term assets is defined as net assets, plus the amount of any borrowings for investment purposes, and the small capitalization equity universe is defined as the bottom 20% of the total domestic equity market capitalization (at the time of initial investment), using a minimum market capitalization of $10 million. Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks and other securities with equity characteristics of US smaller capitalization growth companies. For the purposes of the 80% investment policy, “growth companies” and “smaller capitalization companies” are companies included in the Russell 2000 Growth Index. The Russell 2000® Growth Index includes those stocks among smaller US companies that reflect growth characteristics measured by price-to-book ratios, forecasted growth rates and historical revenue growth rates. As of December 31, 2025, companies in which the fund typically invests have a market capitalization range of between $23 million and $40.9 billion. The fund may invest up to 20% of its assets in the stocks of non-US companies, including those in emerging markets, and mid and large capitalization stocks.Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies.Company research is significant to the investment process. Portfolio management uses a “bottom-up” approach to picking securities, focusing on stocks that it believes have superior growth prospects and above average intermediate to long-term performance potential.Portfolio management emphasizes individual selection of small company stocks across all economic sectors, early in their growth cycles and which portfolio management believes to have the potential to be the blue chips of the future. Portfolio management generally seeks companies it believes have a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources. Portfolio management also looks for estimated above-average growth in revenues and earnings and a balance sheet that portfolio management believes can support this growth potential with sufficient working capital and manageable levels of debt.Portfolio management follows a disciplined selling process that seeks to lessen risk. Portfolio management will normally sell a stock when its price reaches portfolio management's expectations, portfolio management believes there is a material change in the company's fundamentals, other investments offer better opportunities or in an effort to readjust the weighted average market capitalization of the fund.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material. Given the nature of small cap companies’ more limited resources, portfolio management typically considers an issuer’s corporate governance, including governance structure and practices, management incentives, and alignment with shareholders’ interests in corporate decision making, to be of particular importance in evaluating the long-term prospects of such issuer, but may consider any other ESG factors that could also present risks or opportunities. Because small cap companies tend to be relatively early on in their operating histories, external rating companies may be unable to find ESG data for such companies.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.